Related Party Transactions (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions (Details) [Line Items]
Accounts payable	$ 2,844,019	$ 5,043,783
Working capital	22,696,628	14,344,678
Lingyi Kong [Member]
Related Party Transactions (Details) [Line Items]
Outstanding payable due	344,528	158,198
Shengling Xiang [Member]
Related Party Transactions (Details) [Line Items]
Outstanding payable due	46,623	0
Working capital	483,498	27,177
Chuanlong Lin [Member]
Related Party Transactions (Details) [Line Items]
Working capital	0	11,130
Chunhua Xiang [Member]
Related Party Transactions (Details) [Line Items]
Working capital	$ 780,131	$ 928,439